Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	fst_SupplementTextBlock

FLEXSHARES® TRUST

FLEXSHARES® READY ACCESS VARIABLE INCOME FUND

Supplement dated July 2, 2015 to Prospectus dated March 1, 2015

1.         The section entitled "Principal Investment Strategies" beginning on page 2 is amended and restated as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio duration of this Fund will vary based on The Northern Trust Company Investment Policy Committee's forecast for interest rates and will normally not exceed one year. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

The Fund invests in investment grade debt securities (i.e., securities that are, at the time of investment, rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by NTI). The Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments, and may invest more than 25% of its total assets in securities and instruments of issuers in a single developed market country. The Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets.

The Fund may invest, without limitation, in mortgage- or asset-backed securities, including to-be-announced transactions, and purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. However, the Fund will not invest more than 10% of its total assets in non-agency mortgage or asset-backed securities. The Fund also may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as buy backs or mortgage dollar rolls). The Fund may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain).

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified" funds.

FlexShares Ready Access Variable Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fst_SupplementTextBlock

FLEXSHARES® TRUST

FLEXSHARES® READY ACCESS VARIABLE INCOME FUND

Supplement dated July 2, 2015 to Prospectus dated March 1, 2015

1.         The section entitled "Principal Investment Strategies" beginning on page 2 is amended and restated as follows:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio duration of this Fund will vary based on The Northern Trust Company Investment Policy Committee's forecast for interest rates and will normally not exceed one year. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

The Fund invests in investment grade debt securities (i.e., securities that are, at the time of investment, rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by NTI). The Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments, and may invest more than 25% of its total assets in securities and instruments of issuers in a single developed market country. The Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets.

The Fund may invest, without limitation, in mortgage- or asset-backed securities, including to-be-announced transactions, and purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. However, the Fund will not invest more than 10% of its total assets in non-agency mortgage or asset-backed securities. The Fund also may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as buy backs or mortgage dollar rolls). The Fund may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain).

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified" funds.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio duration of this Fund will vary based on The Northern Trust Company Investment Policy Committee's forecast for interest rates and will normally not exceed one year. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

The Fund invests in investment grade debt securities (i.e., securities that are, at the time of investment, rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by NTI). The Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments, and may invest more than 25% of its total assets in securities and instruments of issuers in a single developed market country. The Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets.

The Fund may invest, without limitation, in mortgage- or asset-backed securities, including to-be-announced transactions, and purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. However, the Fund will not invest more than 10% of its total assets in non-agency mortgage or asset-backed securities. The Fund also may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as buy backs or mortgage dollar rolls). The Fund may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain).

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified" funds.